Investment Objectives and Goals - O'Shares International Developed Quality Dividend ETF	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS | O’Shares International Developed Quality Dividend ETF (FORMERLY, ALPS | O’SHARES Europe Quality Dividend ETF) (THE "FUND")
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to track the performance (before fees and expenses) of the O’Shares International Developed Quality Dividend Index (the “Underlying Index”).